Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other operating expense [text block] [Abstract]
Schedule of operating expenses
	Year ended December 31 2021 £’000	Year ended December 31 2020 £’000	Year ended December 31 2019 £’000
Depreciation of property, plant and equipment and right-of-use assets	21,269	5,897	705
Amortization and impairment of intangible assets	35,995	1,292	76
Expensed research and development costs	8,476	6,697	1,010